Financial Instruments Fair Value DIsclosures - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Weighted average cost of capital discount rate	15.20%
Decrease in long term sales growth rate	25.00%